Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
February 13, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust (filing relates to Legg Mason Partners Variable Money Market Portfolio) (File Nos. 033-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 49 to the registration statement for the Trust (the “Amendment”) relating solely to Legg Mason Partners Variable Money Market Portfolio (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 solely for the purpose of delaying, until February 28, 2009, the effectiveness of Post-Effective Amendment No. 47 to the registration statement for the Fund, which was filed on December 19, 2008 pursuant to Rule 485(a) under the 1933 Act.
     Please call Mari Wilson at (617) 951-8381 or the undersigned at (202) 373-6549 with any comments or questions relating to the filing.

Sincerely,
/s/ Miles Treakle

Miles Treakle